PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks 99.6%
Aerospace & Defense 1.9%
General Dynamics Corp.	9,200	$3,142,996
Northrop Grumman Corp.	500	286,125
RTX Corp.	4,500	787,095
Textron, Inc.	4,100	340,956
V2X, Inc.*	2,200	120,670
		4,677,842
Air Freight & Logistics 0.3%
FedEx Corp.	2,300	634,064
United Parcel Service, Inc. (Class B Stock)	1,900	182,001
		816,065
Automobile Components 0.3%
Aptiv PLC*	4,900	379,995
Garrett Motion, Inc. (Switzerland)	22,500	371,925
Visteon Corp.	1,100	113,575
		865,495
Automobiles 0.9%
Ford Motor Co.	86,300	1,146,064
General Motors Co.	14,496	1,065,746
		2,211,810
Banks 4.7%
Bank of America Corp.	9,011	483,440
Bank OZK	18,400	846,768
Civista Bancshares, Inc.	5,000	113,700
JPMorgan Chase & Co.	19,864	6,219,021
PNC Financial Services Group, Inc. (The)	700	133,504
Regions Financial Corp.	32,300	822,035
Shore Bancshares, Inc.	14,600	255,062
Third Coast Bancshares, Inc.*	3,600	137,196
U.S. Bancorp	22,200	1,088,910
Wells Fargo & Co.	18,732	1,608,142
Zions Bancorp NA	4,200	223,566
		11,931,344
Beverages 0.2%
Monster Beverage Corp.*	8,300	622,417
Biotechnology 2.3%
AbbVie, Inc.	900	204,930
Alnylam Pharmaceuticals, Inc.*	400	180,492
Amgen, Inc.	2,300	794,558
Exelixis, Inc.*	8,900	393,113
Gilead Sciences, Inc.	14,900	1,875,016
Incyte Corp.*	10,800	1,128,168
Regeneron Pharmaceuticals, Inc.	900	702,171
United Therapeutics Corp.*	900	437,400
		5,715,848

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Broadline Retail 1.2%
Amazon.com, Inc.*	12,300	$2,868,606
Dillard’s, Inc. (Class A Stock)	300	201,018
		3,069,624
Building Products 1.1%
Johnson Controls International PLC	15,700	1,826,067
Masco Corp.	5,500	356,785
Trane Technologies PLC	1,300	547,924
		2,730,776
Capital Markets 6.5%
Bank of New York Mellon Corp. (The)	19,610	2,198,281
Charles Schwab Corp. (The)	21,400	1,984,422
Goldman Sachs Group, Inc. (The)	4,790	3,956,732
Invesco Ltd.	1,400	34,230
Janus Henderson Group PLC	21,200	926,652
Morgan Stanley	24,562	4,167,189
Northern Trust Corp.	13,600	1,786,224
Raymond James Financial, Inc.	6,800	1,064,472
Robinhood Markets, Inc. (Class A Stock)*	1,900	244,131
State Street Corp.	618	73,554
		16,435,887
Chemicals 0.7%
Avient Corp.	1,200	36,708
CF Industries Holdings, Inc.	12,900	1,015,230
Element Solutions, Inc.	18,600	482,112
Mosaic Co. (The)	4,700	115,103
		1,649,153
Commercial Services & Supplies 0.5%
Cimpress PLC (Ireland)*	7,500	516,375
Deluxe Corp.	37,500	762,000
		1,278,375
Communications Equipment 1.4%
Cisco Systems, Inc.	44,400	3,416,136
Construction & Engineering 0.2%
Primoris Services Corp.	3,200	404,992
Valmont Industries, Inc.	400	165,188
		570,180
Consumer Finance 0.7%
Bread Financial Holdings, Inc.	2,500	169,325
Synchrony Financial	19,300	1,493,048
		1,662,373
Consumer Staples Distribution & Retail 2.7%
Albertson’s Cos., Inc. (Class A Stock)	36,800	674,544
Dollar General Corp.	15,500	1,697,095
Kroger Co. (The)	35,300	2,374,984

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Target Corp.	8,000	$724,960
Walmart, Inc.	11,156	1,232,850
		6,704,433
Containers & Packaging 0.0%
Crown Holdings, Inc.	600	58,098
Distributors 0.0%
GigaCloud Technology, Inc. (Class A Stock)*	1,400	51,940
Diversified Consumer Services 0.8%
ADT, Inc.	250,200	2,064,150
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	64,316	2,644,031
Electric Utilities 3.2%
American Electric Power Co., Inc.	19,800	2,450,646
Constellation Energy Corp.	700	255,052
Duke Energy Corp.	1,900	235,486
Edison International	27,200	1,601,808
Exelon Corp.	55,841	2,631,228
FirstEnergy Corp.	11,900	567,868
NextEra Energy, Inc.	1,200	103,548
NRG Energy, Inc.	700	118,643
		7,964,279
Electrical Equipment 1.5%
AMETEK, Inc.	7,000	1,385,230
EnerSys	3,800	543,818
Rockwell Automation, Inc.	3,400	1,345,924
Sensata Technologies Holding PLC	14,900	477,843
		3,752,815
Electronic Equipment, Instruments & Components 1.6%
Coherent Corp.*	6,300	1,034,838
Flex Ltd.*	13,400	792,074
Jabil, Inc.	3,600	758,556
Kimball Electronics, Inc.*	8,200	236,980
ScanSource, Inc.*	13,300	546,896
TD SYNNEX Corp.	900	137,232
Vontier Corp.	13,400	486,152
		3,992,728
Energy Equipment & Services 0.2%
TechnipFMC PLC (United Kingdom)	11,100	502,386
Entertainment 1.0%
Netflix, Inc.*	880	94,670
Walt Disney Co. (The)	22,400	2,340,128
		2,434,798
Financial Services 3.4%
Berkshire Hathaway, Inc. (Class B Stock)*	10,798	5,548,120
Enact Holdings, Inc.	3,800	147,098

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Global Payments, Inc.	8,200	$621,232
MGIC Investment Corp.	52,700	1,494,045
PayPal Holdings, Inc.	14,200	890,198
		8,700,693
Food Products 1.0%
Archer-Daniels-Midland Co.	3,800	230,812
Dole PLC	5,600	81,088
Fresh Del Monte Produce, Inc.	12,600	455,364
General Mills, Inc.	2,300	108,905
Mission Produce, Inc.*	14,900	179,098
Smithfield Foods, Inc.	71,200	1,538,632
		2,593,899
Gas Utilities 1.0%
National Fuel Gas Co.	23,900	1,970,555
UGI Corp.(a)	16,900	668,395
		2,638,950
Ground Transportation 0.2%
Union Pacific Corp.	1,700	394,111
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	13,600	1,753,040
Boston Scientific Corp.*	2,300	233,634
Edwards Lifesciences Corp.*	15,500	1,343,385
Embecta Corp.	27,100	345,660
Medtronic PLC	8,200	863,706
ResMed, Inc.	2,000	511,660
Solventum Corp.*	5,500	468,930
STERIS PLC	2,900	772,212
		6,292,227
Health Care Providers & Services 3.7%
Cardinal Health, Inc.	3,300	700,458
Cigna Group (The)	1,760	488,013
CVS Health Corp.	11,600	932,176
Encompass Health Corp.	200	23,244
HCA Healthcare, Inc.	3,700	1,880,673
McKesson Corp.	400	352,448
Tenet Healthcare Corp.*	7,500	1,626,300
UnitedHealth Group, Inc.	5,640	1,859,903
Universal Health Services, Inc. (Class B Stock)	6,100	1,486,143
		9,349,358
Hotel & Resort REITs 0.2%
DiamondRock Hospitality Co.	30,800	280,588
Host Hotels & Resorts, Inc.	13,700	241,531
		522,119
Hotels, Restaurants & Leisure 1.4%
Boyd Gaming Corp.	2,500	208,250
Carnival Corp.*	34,700	894,566
El Pollo Loco Holdings, Inc.*	37,100	404,761

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Las Vegas Sands Corp.	13,800	$940,608
Travel + Leisure Co.	15,700	1,076,706
		3,524,891
Household Durables 0.1%
PulteGroup, Inc.	1,700	216,223
Household Products 1.0%
Kimberly-Clark Corp.	1,400	152,768
Procter & Gamble Co. (The)	16,072	2,381,227
		2,533,995
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	10,200	143,412
Industrial Conglomerates 0.3%
3M Co.	4,900	843,045
Insurance 4.7%
Allstate Corp. (The)	7,100	1,512,158
American International Group, Inc.	17,200	1,309,952
Arch Capital Group Ltd.*	7,100	666,832
Axis Capital Holdings Ltd.	25,000	2,556,000
Chubb Ltd.	300	88,854
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	22,700	619,256
Hartford Insurance Group, Inc. (The)	16,300	2,233,589
Lincoln National Corp.	34,400	1,415,216
Mercury General Corp.	1,300	121,056
RenaissanceRe Holdings Ltd. (Bermuda)	100	26,117
Travelers Cos., Inc. (The)	4,594	1,345,399
Universal Insurance Holdings, Inc.	2,600	86,138
		11,980,567
Interactive Media & Services 4.1%
Alphabet, Inc. (Class A Stock)	15,200	4,866,736
Alphabet, Inc. (Class C Stock)	10,100	3,233,212
Meta Platforms, Inc. (Class A Stock)	3,600	2,332,620
		10,432,568
IT Services 2.7%
Accenture PLC (Class A Stock)	6,800	1,700,000
Cognizant Technology Solutions Corp. (Class A Stock)	35,100	2,727,621
International Business Machines Corp.	5,300	1,635,474
Kyndryl Holdings, Inc.*	3,800	98,154
VeriSign, Inc.	2,200	554,378
		6,715,627
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.	2,100	322,350
Charles River Laboratories International, Inc.*	800	142,512
IQVIA Holdings, Inc.*	2,600	598,026
Medpace Holdings, Inc.*	380	225,135
Mettler-Toledo International, Inc.*	200	295,344

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Sotera Health Co.*	8,000	$139,840
Thermo Fisher Scientific, Inc.	6,800	4,017,644
		5,740,851
Machinery 3.8%
Allison Transmission Holdings, Inc.	14,400	1,276,704
Caterpillar, Inc.	1,400	806,064
Cummins, Inc.	1,500	746,970
Dover Corp.	9,900	1,834,272
Fortive Corp.	10,200	545,496
Gates Industrial Corp. PLC*	2,200	50,072
Greenbrier Cos., Inc. (The)	5,500	244,640
Lincoln Electric Holdings, Inc.	400	95,772
Mueller Industries, Inc.	23,600	2,592,932
Oshkosh Corp.	500	64,090
Parker-Hannifin Corp.	1,300	1,120,210
Toro Co. (The)	3,300	230,142
		9,607,364
Marine Transportation 0.4%
Costamare, Inc. (Monaco)	53,200	812,364
Matson, Inc.	1,900	207,062
		1,019,426
Media 1.6%
Comcast Corp. (Class A Stock)	53,482	1,427,435
Fox Corp. (Class A Stock)	6,100	399,550
Fox Corp. (Class B Stock)	19,100	1,112,766
Gray Media, Inc.	73,000	359,160
Nexstar Media Group, Inc.	4,000	768,560
		4,067,471
Metals & Mining 1.2%
Newmont Corp.	27,400	2,486,002
Nucor Corp.	1,600	255,184
SSR Mining, Inc. (Canada)*	6,900	160,632
Steel Dynamics, Inc.	1,200	201,396
		3,103,214
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	42,000	343,560
Multi-Utilities 1.9%
Ameren Corp.	25,200	2,680,020
Consolidated Edison, Inc.	11,500	1,154,140
Dominion Energy, Inc.	15,800	991,766
		4,825,926
Oil, Gas & Consumable Fuels 5.0%
APA Corp.	5,800	144,826
Cheniere Energy, Inc.	8,500	1,771,910
Chevron Corp.	1,638	247,551
ConocoPhillips	3,915	347,222
Devon Energy Corp.	67,500	2,501,550
EOG Resources, Inc.	23,600	2,545,260

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	25,771	$2,987,374
HF Sinclair Corp.	1,900	100,529
Marathon Petroleum Corp.	3,000	581,190
Ovintiv, Inc.	19,000	778,240
Teekay Corp. Ltd. (Bermuda)	77,000	747,670
		12,753,322
Passenger Airlines 1.3%
Delta Air Lines, Inc.	25,200	1,615,320
SkyWest, Inc.*	5,000	507,600
Sun Country Airlines Holdings, Inc.*	12,500	171,250
United Airlines Holdings, Inc.*	8,600	876,856
		3,171,026
Pharmaceuticals 5.6%
Amneal Pharmaceuticals, Inc.*	18,500	231,620
Bristol-Myers Squibb Co.	28,100	1,382,520
Elanco Animal Health, Inc.*	7,200	167,544
Johnson & Johnson	31,420	6,501,426
Merck & Co., Inc.	23,700	2,484,471
Pfizer, Inc.	130,086	3,348,414
		14,115,995
Professional Services 0.2%
Concentrix Corp.	1,200	43,452
IBEX Holdings Ltd.*	1,100	38,709
Leidos Holdings, Inc.	2,200	420,420
Upwork, Inc.*	5,100	100,674
		603,255
Real Estate Management & Development 1.2%
CBRE Group, Inc. (Class A Stock)*	8,000	1,294,640
Cushman & Wakefield Ltd.*	35,300	591,275
Howard Hughes Holdings, Inc.*(a)	1,700	152,201
Jones Lang LaSalle, Inc.*	3,200	1,042,208
		3,080,324
Retail REITs 0.6%
Brixmor Property Group, Inc.	51,700	1,351,438
Kimco Realty Corp.	5,800	119,828
Simon Property Group, Inc.	600	111,792
		1,583,058
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.*	600	130,518
Analog Devices, Inc.	8,300	2,202,322
Broadcom, Inc.	500	201,480
Cirrus Logic, Inc.*	5,800	697,972
Intel Corp.*	8,300	336,648
KLA Corp.	300	352,641
Lam Research Corp.	7,400	1,154,400
Micron Technology, Inc.	13,800	3,263,424
MKS, Inc.	5,100	797,589
Monolithic Power Systems, Inc.	100	92,817
QUALCOMM, Inc.	12,300	2,067,507

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Skyworks Solutions, Inc.	3,600	$237,420
Teradyne, Inc.	1,100	200,079
		11,734,817
Software 3.5%
Adobe, Inc.*	2,500	800,325
AppLovin Corp. (Class A Stock)*	100	59,948
Autodesk, Inc.*	1,200	364,008
Consensus Cloud Solutions, Inc.*	12,900	281,736
Docusign, Inc.*	1,900	131,765
Dolby Laboratories, Inc. (Class A Stock)	3,700	249,565
Gen Digital, Inc.	29,200	770,004
Microsoft Corp.	1,700	836,417
OneSpan, Inc.	12,100	147,620
Palantir Technologies, Inc. (Class A Stock)*	800	134,760
Salesforce, Inc.	13,000	2,997,020
Strategy, Inc.*	600	106,308
Teradata Corp.*	14,500	415,280
Zoom Communications, Inc.*	17,700	1,503,792
		8,798,548
Specialized REITs 1.0%
EPR Properties	11,500	601,105
VICI Properties, Inc.	64,100	1,847,362
		2,448,467
Specialty Retail 1.4%
Asbury Automotive Group, Inc.*	1,100	255,827
AutoNation, Inc.*	300	63,387
Bath & Body Works, Inc.	9,200	160,172
Gap, Inc. (The)	6,700	181,369
Lowe’s Cos., Inc.	5,300	1,285,144
Ross Stores, Inc.	5,300	934,708
Sally Beauty Holdings, Inc.*	7,900	125,294
Urban Outfitters, Inc.*	8,000	592,560
Valvoline, Inc.*	600	18,786
		3,617,247
Technology Hardware, Storage & Peripherals 0.9%
Dell Technologies, Inc. (Class C Stock)	1,300	173,355
Immersion Corp.	45,000	319,950
Western Digital Corp.	11,500	1,878,295
		2,371,600
Textiles, Apparel & Luxury Goods 0.1%
Crocs, Inc.*	2,300	195,454
Tobacco 1.2%
Altria Group, Inc.	49,700	2,932,797
Trading Companies & Distributors 0.3%
United Rentals, Inc.	1,040	847,787

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.	1,100	$229,911

Total Common Stocks (cost $198,905,062)		251,896,088
Unaffiliated Exchange-Traded Fund 0.4%
iShares Russell 1000 Value ETF (cost $977,944)	4,800	1,007,904

Total Long-Term Investments (cost $199,883,006)		252,903,992

Short-Term Investments 0.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.111%)(wb)	77,619	77,619
PGIM Institutional Money Market Fund (7-day effective yield 4.167%) (cost $789,150; includes $786,694 of cash collateral for securities on loan)(b)(wb)	789,651	789,098

Total Short-Term Investments (cost $866,769)		866,717

TOTAL INVESTMENTS 100.3% (cost $200,749,775)		253,770,709
Liabilities in excess of other assets (0.3)%		(832,584)

Net Assets 100.0%		$252,938,125

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $776,048; cash collateral of $786,694 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).